ACQUISITION OF COLUMBIA - Schedule of Fair Value of Debt Acquired (Details) CAD in Millions	Dec. 31, 2016	Jul. 01, 2016 CAD	Jul. 01, 2016 USD ($)
Senior Unsecured Notes, 2.45% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 500,000,000
Senior Unsecured Notes, 3.30% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face amount			750,000,000
Senior Unsecured Notes, 4.50% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face amount			1,000,000,000
Senior Unsecured Notes, 5.80% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face amount			500,000,000
Columbian Pipeline
Debt Instrument [Line Items]
Fair Value		CAD 3,878	2,981,000,000
Columbian Pipeline | Senior Unsecured Notes
Debt Instrument [Line Items]
Fair Value			2,981,000,000
Columbian Pipeline | Senior Unsecured Notes, 2.45% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Fair Value			506,000,000
Interest Rate	2.45%
Columbian Pipeline | Senior Unsecured Notes, 3.30% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Fair Value			779,000,000
Interest Rate	3.30%
Columbian Pipeline | Senior Unsecured Notes, 4.50% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Fair Value			1,092,000,000
Interest Rate	4.50%
Columbian Pipeline | Senior Unsecured Notes, 5.80% Interest Rate | Senior Unsecured Notes
Debt Instrument [Line Items]
Fair Value			$ 604,000,000
Interest Rate	5.80%